Mineral Properties, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 21, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation		$ 1,242	$ 692
Mineral properties, plant and equipment		2,497,919	1,858,723
Mineral Properties and Construction-in-Progress
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation		13,800	6,000
Construction- in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized costs of construction in progress		1,600	0
Mineral properties, plant and equipment		177,898	35,642
Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		1,715,976	1,281,593
Los Filos, Santa Luz, and Greenstone | Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		510,700	115,100
Santa Luz
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized costs of construction in progress		70,100	3,500
Greenstone Gold Mines LP
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized costs of construction in progress		66,400
Los Filos
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized costs of construction in progress		$ 5,500	3,600
Castle Mountain
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized costs of construction in progress			45,200
Pre-production net income earned			$ 1,600
Castle Mountain | Construction- in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Transferred from construction in progress to plant and equipment	$ 56,100
Transferred from construction in progress to inventory	$ 11,600